INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Current
Federal					$ 0	$ 0
State					25,149	6,386
Current Income Tax Expense (Benefit)					25,149	6,386
Deferred
Federal					0	0
State					0	0
Total	$ 25	$ 10,429	$ 2,055	$ 18,021	$ 25,149	$ 6,386